INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2013
INCOME TAXES
Schedule of United States and foreign income (loss) before income taxes and non-controlling interest

	Years Ended December 31,
	2013	2012	2011
	(in thousands)
United States	$(156,696)	$11,826	$18,671
Foreign	136,317	(45,013)	(3,976)

	$(20,379)	$(33,187)	$14,695

Schedule of components of the provision (benefit) for income taxes

	Years Ended December 31,
	2013	2012	2011
	(in thousands)
Current
Federal	$1	$—	$17
State	—	(40)	217
Foreign	$2,730	$4,643	2,339

Total Current	$2,731	$4,603	$2,573
Deferred
Federal	—	—	—
State	—	—	—
Foreign	(380)	(2,211)	345

Total Deferred	(380)	(2,211)	345

Total	$2,351	$2,392	$2,918

Summary of unrecognized tax benefits

	Years Ended December 31,
	2013	2012	2011
	(in thousands)
Beginning balance-gross unrecognized tax benefits (UTB's)	$54,012	$55,650	$56,513
Additions based on tax positions related to the current year	151	80	121
Reductions based on tax positions related to the current year	—	—	—
Additions for tax positions related to prior years	—	—	176
Reductions for tax positions related to prior years	(1,627)	(1,288)	(1,160)
Settlements	—	—	—
Lapse of statute of limitations	(7,106)	(430)	—

Ending balance—gross unrecognized tax benefits (UTB's)	45,430	54,012	55,650
UTB's as a credit in deferred taxes	(33,187)	(39,402)	(39,758)
Federal benefit of state taxes	(2,244)	(2,312)	(2,338)

UTB's that would impact the effective tax rate	$10,019	$12,298	$13,554

Summary of the components of net deferred tax assets

	December 31, 2013	December 31, 2012
	(in thousands)
Deferred Tax Assets
Allowances and reserves	$11,125	$16,743
Deferred revenue and customer advances, net	—	3,349
Net operating loss carryforward	254,153	218,158
Tax credit carryforwards	95,692	103,910
Capital loss carryforwards	18,671	18,785
Writedown/amortization of intangible assets and goodwill	15,651	19,642
Fixed assets	7,263	7,500
Demo equipment income	7,104	7,308
Accrued warranties	—	66
Other	18,459	26,404

Total Deferred Tax Assets	$428,118	$421,865
Deferred Tax Liabilities
Prepaid expense	(472)	(155)
Deferred revenue and customer advances, net	(1,183)	—
Accrued warranties	(165)	—
Other	—	—

Total Deferred Tax Liabilities	(1,820)	(155)

Total Deferred Tax Assets (Liabilities)	$426,298	$421,710

Less: Valuation Allowance	$(422,789)	$(418,285)

Total Deferred Tax Assets (Liabilities)	$3,509	$3,425

Schedule of reconciliation of effective income tax rate and the federal statutory rate

	Years Ended December 31,
	2013	2012	2011
	(in thousands)
Federal tax (benefit) at statutory rate	$(7,133)	$(11,183)	$5,143
State tax (benefit)/expense, net of federal income tax benefit	(360)	187	645
Tax benefit of convertible debentures	—	—	—
Stock compensation expense	574	996	900
Effect of differences in foreign tax rates	(30,994)	422	1,334
Tax on unremitted earnings of subsidiaries	—	—	—
Effect of tax rate changes on deferred taxes	2,407	7	(275)
Change in deferred tax valuation allowance	38,234	11,511	(3,877)
Tax credits	(552)	(358)	(430)
Other	175	810	(522)

Total Tax Expense	$2,351	$2,392	$2,918